Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit during Development Stage [Member]	Total
at Mar. 31, 2008		$ 164,740	$ (7,526)	$ (846,780)	$ (7,567)
at Mar. 31, 2008				(172,863)	(172,863)
Stock issued for cash at $0.0002 per share
Forgiveness of debt by a director and shareholder		31,932			31,932
Stock issued for debt at $0.0725 per share
Imputed interest from shareholder loan		2,228			2,228
Exercise of warrants at $0.055 per share
		55,180			55,180
Comprehensive income (loss):
Currency translation adjustment			10,232		10,232
at Mar. 31, 2009	681,999	254,080	2,706	(1,019,643)	(80,858)
at Mar. 31, 2009				(172,863)	(172,863)
(in Shares) at Mar. 31, 2009	13,542,586
Stock issued for cash at $0.0002 per share
Forgiveness of debt by a director and shareholder		33,015			33,015
Stock issued for debt at $0.0725 per share
Imputed interest from shareholder loan		4,997			4,997
Exercise of warrants at $0.055 per share
		26,144			26,144
Comprehensive income (loss):
Currency translation adjustment			(25,943)		(25,943)
Stock issued for acquisition of Coronus Energy Corp.
on November 2, 2009	10,752	10,886			21,638
on November 2, 2009 (in Shares)	2,000,000				2,000,000
at Mar. 31, 2010	692,751	329,122	(23,237)	(1,174,823)	(176,187)
at Mar. 31, 2010				(155,180)	(155,180)
(in Shares) at Mar. 31, 2010	15,542,586
Stock issued for cash at $0.0002 per share
	70,693				70,693
(in Shares)	212,500				212,500
Stock issued for construction of solar power plants on March 31, 2011	6,584,400				6,584,400
Stock issued for construction of solar power plants on March 31, 2011	10,974,000
Forgiveness of debt by a director and shareholder		35,420			35,420
Comprehensive income (loss):
Currency translation adjustment			(11,701)		(11,701)
at Mar. 31, 2011	7,347,844	364,542	(34,938)	(1,344,851)	6,331,105
at Mar. 31, 2011				(170,028)	(170,028)
(in Shares) at Mar. 31, 2011	26,729,086				27,096,086
Stock issued for cash at $0.0002 per share
	120,838	90,628			211,466
(in Shares)	350,000
Forgiveness of debt by a director and shareholder		38,165			38,165
Warrants and conversion beneficiary features		100,698			100,698
Comprehensive income (loss):
Currency translation adjustment			8,706		8,706
at Mar. 31, 2012	7,474,452	598,534	(26,232)	(1,715,649)	6,331,105
at Mar. 31, 2012				(370,798)	(370,798)
(in Shares) at Mar. 31, 2012	27,096,086
at Dec. 04, 2001				(376,277)	(376,277)
Stock issued for service at $0.0525 per share
on December 5, 2001	3,931				3,931
on December 5, 2001 (in Shares)	75,000
Stock issued for cash at $0.0002 per share
	353,767				353,767
(in Shares)	6,750,000
Exercise of warrants at $0.055 per share
		6,026			6,026
Comprehensive income (loss):
Currency translation adjustment			(9)		(9)
at Mar. 31, 2002	373,420	6,026	(9)	(376,277)	3,160
at Mar. 31, 2002				(376,277)	(376,277)
(in Shares) at Mar. 31, 2002	7,125,000
Stock issued for cash at $0.0002 per share
	2,008				2,008
(in Shares)	27,644
at Mar. 13, 2003
at Mar. 31, 2002	373,420	6,026	(9)	(376,277)	3,160
at Mar. 31, 2002				(67,360)	(67,360)
(in Shares) at Mar. 31, 2002	7,125,000
Stock issued for cash at $0.0002 per share
	12,916				12,916
(in Shares)	235,294				500,004
Stock issued for debt at $0.0725 per share
	1,615				1,615
(in Shares)	22,222
Imputed interest from shareholder loan		340			340
Exercise of warrants at $0.055 per share
	12,916				12,916
(in Shares)	235,294
		1,957			1,957
Comprehensive income (loss):
Currency translation adjustment			197		197
at Mar. 31, 2003	437,194	8,323	188	(443,637)	2,068
at Mar. 31, 2003				(67,360)	(67,360)
(in Shares) at Mar. 31, 2003	8,117,814
Stock issued for cash at $0.0002 per share
	7,403				7,403
(in Shares)	88,890				500,006
Stock issued for debt at $0.0725 per share
	1,851				1,851
(in Shares)	22,222
Comprehensive income (loss):
Currency translation adjustment			(265)		(265)
at Mar. 31, 2004	484,390	8,323	(77)	(506,693)	(14,057)
at Mar. 31, 2004				(63,056)	(63,056)
(in Shares) at Mar. 31, 2004	8,684,486
Stock issued for cash at $0.0002 per share
	47,054				47,054
(in Shares)	1,200,000				1,910,000
Forgiveness of debt by a director and shareholder		3,921			3,921
Comprehensive income (loss):
Currency translation adjustment			(12,847)		(12,847)
at Mar. 31, 2005	606,339	12,244	(12,924)	(572,145)	33,514
at Mar. 31, 2005				(65,452)	(65,452)
(in Shares) at Mar. 31, 2005	11,794,486
Stock issued for cash at $0.0002 per share
Forgiveness of debt by a director and shareholder		34,798			34,798
Stock issued for debt at $0.0725 per share
	16,586				16,586
(in Shares)	395,600
Imputed interest from shareholder loan		350			350
Exercise of warrants at $0.055 per share
	8,385				8,385
(in Shares)	200,000
		31,972			31,972
Comprehensive income (loss):
Currency translation adjustment			1,059		1,059
at Mar. 31, 2006	635,502	79,364	(11,865)	(684,918)	18,083
at Mar. 31, 2006				(112,773)	(112,773)
(in Shares) at Mar. 31, 2006	12,490,086
Stock issued for cash at $0.0002 per share
	26,369				26,369
(in Shares)	600,000				1,000,000
Forgiveness of debt by a director and shareholder		31,643			31,643
Stock issued for debt at $0.0725 per share
Imputed interest from shareholder loan		939			939
Exercise of warrants at $0.055 per share
		7,932			7,932
Comprehensive income (loss):
Currency translation adjustment			(108)		(108)
at Mar. 31, 2007	679,450	119,877	(11,973)	(750,348)	37,006
at Mar. 31, 2007				(65,430)	(65,430)
(in Shares) at Mar. 31, 2007	13,490,086
Stock issued for cash at $0.0002 per share
Forgiveness of debt by a director and shareholder		34,950			34,950
Stock issued for debt at $0.0725 per share
	2,548				2,548
(in Shares)	52,500
Imputed interest from shareholder loan		1,126			1,126
Exercise of warrants at $0.055 per share
		8,787			8,787
Comprehensive income (loss):
Currency translation adjustment			4,447		4,447
at Mar. 31, 2008	681,999	164,740	(7,526)	(846,780)	(7,567)
at Mar. 31, 2008				(96,432)	(96,432)
(in Shares) at Mar. 31, 2008	13,542,586
at Mar. 31, 2012	7,474,452		(26,232)	(1,715,649)	6,331,105
at Mar. 31, 2012				1,372,860	1,371,367
(in Shares) at Mar. 31, 2012	27,096,086
Comprehensive income (loss):
Currency translation adjustment			(1,493)		(1,493)
Stock cancelled for amendment of agreement on
August 15, 2012	(5,925,960)				(5,925,960)
August 15, 2012 (in Shares)	(9,876,600)
Stock issued for acquisition of Coronus Energy Corp.
on November 2, 2009 (in Shares)					9,876,600
at Sep. 30, 2012	1,548,492	598,534	(27,725)	(342,789)	1,776,512
at Sep. 30, 2012				$ 1,372,860	$ 1,371,367
(in Shares) at Sep. 30, 2012	17,219,486				17,219,486